Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
ACTIVE M EMERGING MARKETS EQUITY FUND
MULTI-MANAGER GLOBAL REAL ESTATE FUND
(each a “Fund,” and together, the “Funds”)
SUPPLEMENT DATED JUNE 12, 2026 TO THE FUNDS’ PROSPECTUS AND SUMMARY PROSPECTUSES DATED JULY 31, 2025, AS SUPPLEMENTED
Effective June 12, 2026, Steve Indiveri is no longer a portfolio manager of the Active M Emerging Markets Equity Fund and Active M International Equity Fund. Effective June 12, 2026, all references to Steve Indiveri in the Active M Emerging Markets Equity Fund and Active M International Equity Fund’s Prospectuses are hereby deleted.
In addition, the Board of Trustees of Northern Funds has approved reductions to the management fees charged by Northern Trust Investments, Inc. (“NTI”), the investment adviser, for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, effective July 31, 2026. Also effective July 31, 2026, NTI has agreed to lower the contractual expense limitation amounts for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, which will have the effect of decreasing the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement.
Effective July 31, 2026, the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund’s Prospectus and Summary Prospectuses are amended as follows:
4.
The section entitled “FUND SUMMARIES – ACTIVE M EMERGING MARKETS EQUITY FUND – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Shares Class
Management Fees(1)		0.95%
Other Expenses		0.33%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.29%
Acquired Fund Fees and Expenses(2)		0.01%
Total Annual Fund Operating Expenses		1.29%
Expense Reimbursement(3)		(0.30)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)		0.99%
(1)	“Management Fees” have been restated to reflect current fees, effective July 31, 2026.
(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.97%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. This contractual limitation may not be terminated before July 31, 2027 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$101	$379	$679	$1,530
5.
The section entitled “FUND SUMMARIES – MULTI-MANAGER GLOBAL REAL ESTATE FUND – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Shares Class
Management Fees(1)		0.78%
Other Expenses		0.20%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.16%
Acquired Fund Fees and Expenses(2)		0.01%
Total Annual Fund Operating Expenses		0.99%
Expense Reimbursement(3)		(0.17)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)		0.82%
(1)	“Management Fees” have been restated to reflect current fees, effective July 31, 2026.
(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.80%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. This contractual limitation may not be terminated before July 31, 2027 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$84	$298	$531	$1,198

ACTIVE M EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
ACTIVE M EMERGING MARKETS EQUITY FUND
(each a “Fund,” and together, the “Funds”)
SUPPLEMENT DATED JUNE 12, 2026 TO THE FUNDS’ PROSPECTUS AND SUMMARY PROSPECTUSES DATED JULY 31, 2025, AS SUPPLEMENTED
Effective June 12, 2026, Steve Indiveri is no longer a portfolio manager of the Active M Emerging Markets Equity Fund and Active M International Equity Fund. Effective June 12, 2026, all references to Steve Indiveri in the Active M Emerging Markets Equity Fund and Active M International Equity Fund’s Prospectuses are hereby deleted.
In addition, the Board of Trustees of Northern Funds has approved reductions to the management fees charged by Northern Trust Investments, Inc. (“NTI”), the investment adviser, for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, effective July 31, 2026. Also effective July 31, 2026, NTI has agreed to lower the contractual expense limitation amounts for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, which will have the effect of decreasing the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement.
Effective July 31, 2026, the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund’s Prospectus and Summary Prospectuses are amended as follows:
4.
The section entitled “FUND SUMMARIES – ACTIVE M EMERGING MARKETS EQUITY FUND – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Shares Class
Management Fees(1)		0.95%
Other Expenses		0.33%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.29%
Acquired Fund Fees and Expenses(2)		0.01%
Total Annual Fund Operating Expenses		1.29%
Expense Reimbursement(3)		(0.30)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)		0.99%
(1)	“Management Fees” have been restated to reflect current fees, effective July 31, 2026.
(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.97%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. This contractual limitation may not be terminated before July 31, 2027 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$101	$379	$679	$1,530

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
MULTI-MANAGER GLOBAL REAL ESTATE FUND
(each a “Fund,” and together, the “Funds”)
SUPPLEMENT DATED JUNE 12, 2026 TO THE FUNDS’ PROSPECTUS AND SUMMARY PROSPECTUSES DATED JULY 31, 2025, AS SUPPLEMENTED
Effective June 12, 2026, Steve Indiveri is no longer a portfolio manager of the Active M Emerging Markets Equity Fund and Active M International Equity Fund. Effective June 12, 2026, all references to Steve Indiveri in the Active M Emerging Markets Equity Fund and Active M International Equity Fund’s Prospectuses are hereby deleted.
In addition, the Board of Trustees of Northern Funds has approved reductions to the management fees charged by Northern Trust Investments, Inc. (“NTI”), the investment adviser, for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, effective July 31, 2026. Also effective July 31, 2026, NTI has agreed to lower the contractual expense limitation amounts for the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund, which will have the effect of decreasing the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement.
Effective July 31, 2026, the Active M Emerging Markets Equity Fund and Multi-Manager Global Real Estate Fund’s Prospectus and Summary Prospectuses are amended as follows:
5.
The section entitled “FUND SUMMARIES – MULTI-MANAGER GLOBAL REAL ESTATE FUND – FEES AND EXPENSES OF THE FUND” and the first paragraph and the table in the section entitled “– EXAMPLE” in the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Shares Class
Management Fees(1)		0.78%
Other Expenses		0.20%
Transfer Agent Fees	0.04%
Other Operating Expenses	0.16%
Acquired Fund Fees and Expenses(2)		0.01%
Total Annual Fund Operating Expenses		0.99%
Expense Reimbursement(3)		(0.17)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)		0.82%
(1)	“Management Fees” have been restated to reflect current fees, effective July 31, 2026.
(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.80%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. This contractual limitation may not be terminated before July 31, 2027 without the approval of the Board of Trustees.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$84	$298	$531	$1,198